Interest Expense, net (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Contract asset interest expense	$ 90	$ 90	$ 268	$ 268	$ 358	$ 268
Startup cost financing	7,300		7,300		7,300	$ 2,900
Maruho Co Ltd [Member] | Cutanea Acquisition Agreement [Member]
Contract asset interest expense			1,700		1,700
Startup cost financing	$ 7,300		$ 7,300		$ 7,300
Debt interest rate	6.00%		6.00%		6.00%
Debt maturity date			Dec. 31, 2023		Dec. 31, 2023